Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Beginning balance, lease liabilities	$ 1,757	$ 1,916
Acquisition	1,441	0
Additions	110	49
Interest Expense	171	87	$ 82
Lease Payments	(471)	(284)
Terminations	1	1
Modifications	22	(2)
Re-measurements	(4)	(2)
Exchange Rate Movements and Other	(10)	(6)
Lease liability transfers	(58)	0
Ending Balance, lease liabilities	2,957	1,757	$ 1,916
Less: Current Portion	272	184
Long-Term Portion	$ 2,685	$ 1,573